Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2017
Principal activities and organization
Summary of principal subsidiaries, VIEs and subsidiaries of VIEs

As of December 31, 2017, the Company’s principal subsidiaries, VIEs and subsidiaries of VIEs are as follows:

Name	Date of incorporation or acquisition	Place of operations	% equity interest
Bitauto Hong Kong Limited	April 27, 2010	Hong Kong	100
Beijing Bitauto Internet Information Company Limited	January 20, 2006	PRC	100
Dalian Rongxin Financial Guarantees Company Limited	June 6, 2016	PRC	100
Yixin Group Limited (“Yixin”, formerly known as Yixin Capital Limited)	November 19, 2014	Cayman Islands	45.2
Yixin Holding Hong Kong Limited (formerly known as Yixin Capital Hongkong Limited)	November 27, 2014	Hong Kong	45.2
Xinche Investment (Shanghai) Company Limited	January 16, 2015	PRC	45.2
Shanghai Yixin Financing Lease Company Limited	August 12, 2014	PRC	45.2
Tianjin Hengtong Jiahe Financing Lease Company Limited	May 18, 2015	PRC	45.2
Xinjiang Yin'an Information Technology Company Limited	September 6, 2017	PRC	45.2
KKC Holdings Limited (“KKC”)	November 10, 2016	Cayman Islands	45.2
KKC Holdings Limited	November 10, 2016	Hong Kong	45.2
Beijing KKC Technology Company Limited	November 10, 2016	PRC	45.2
Beijing C&I Advertising Company Limited (“CIG”)	December 30, 2002	PRC	75.5
Beijing Bitauto Information Technology Company Limited	November 30, 2005	PRC	100
Beijing Easy Auto Media Company Limited	March 7, 2008	PRC	100
Beijing Bitauto Interactive Advertising Company Limited	December 12, 2007	PRC	100
Beijing Xinbao Information Technology Company Limited	February 2, 2008	PRC	100
Tianjin Boyou Information Technology Company Limited (formerly known as Bitauto (Tianjin) Commerce Company Limited)	May 16, 2014	PRC	100
Beijing Bit EP Information Technology Company Limited (“Bit EP”)	June 3, 2011	PRC	100
Beijing Yixin Information Technology Company Limited	January 9, 2015	PRC	45.2

Summary of financial information of VIEs and subsidiaries of VIEs
The following financial information of the VIEs and subsidiaries of VIEs in the PRC was included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2016	2017
	RMB	RMB

Total assets	6,037,614	7,287,858
Total liabilities	4,338,170	3,682,006

	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB

Revenue	4,153,558	4,389,398	4,419,967
Net income/(loss)	217,858	126,673	(111,574)

	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB

Net cash provided by operating activities	110,226	603,227	660,690
Net cash (used in)/provided by investing activities	(301,659)	(415,610)	57,568
Net cash provided by/(used in) financing activities	641,084	39,107	(426,603)